Revenue - Summary of detailed information about licensing revenue explanatory (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenue [abstract]
Licensing revenue	$ 14,556,923	$ 0	$ 0